Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	$ 216,447,000	$ 213,185,000
Americas (primarily the United States) [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	59,473,000	63,158,000
EMEA [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	153,749,000	146,208,000
Asia Pacific [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	$ 3,225,000	$ 3,819,000